Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Inventory
Products	¥ 1,042,131		¥ 942,926
Packing materials and others	2,985		71
Inventories	1,045,116		942,997		$ 147,202
Inventories write-downs	152,904	$ 21,536	161,596	¥ 89,516
Cost of products
Inventory
Inventories write-downs	¥ 152,904		¥ 161,596	¥ 89,516